SCHEDULE OF EXPENSE (INCOME) RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 264	$ 141	$ (219)	$ (1,751)	$ (1,315)
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	108	(13)	(342)	(1,220)	(1,290)
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	71	25	(60)	(487)	(190)
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	85	153	183	(44)	165
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		(24)
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	190	280	503	543	346
Equity Classified Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	67	103	98	206	7
Equity Classified Awards [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	51	46	111	59	269
Equity Classified Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	72	150	294	278	70
Equity Classified Awards [Member] | Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		(19)
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	74	(139)	(722)	(2,294)	(1,661)
Liability Classified Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	41	(116)	(440)	(1,426)	(1,297)
Liability Classified Awards [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	20	(21)	(171)	(546)	(459)
Liability Classified Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	13	3	$ (111)	$ (322)	$ 95
Liability Classified Awards [Member] | Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense		$ (5)